EQUITY INCENTIVE PLANS - Schedule of Restricted Stock Units and Performance-based Restricted Stock Units Activity (Details) - RSU and PRSU - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of RSUs and PRSUs
Outstanding, beginning balance (in shares)	104,886	61,149	61,149
RSUs and PRSUs granted (in shares)	153,012		75,778
RSUs and PRSUs vested (in shares)	(43,053)		(24,487)
RSUs and PRSUs canceled (in shares)	(17,705)		(7,554)
Outstanding, ending balance (in shares)	197,140		104,886	61,149
Weighted Average Grant Date Fair Value
Outstanding, beginning balance (in dollars per share)	$ 22.83	$ 29.36	$ 29.36
RSUs and PRSUs granted (in dollars per share)	12.3	$ 20.1	20.04	$ 16.64
RSUs and PRSUs vested (in dollars per share)	24.24		29.64
RSUs and PRSUs canceled (in dollars per share)	24.68		25.76
Outstanding, ending balance (in dollars per share)	$ 14.18		$ 22.83	$ 29.36